RESTRUCTURING - Restructuring Charges (Credits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Restructuring Cost and Reserve [Line Items]
Provision for excess or obsolete inventories	$ 158,726	$ 10,804	$ 16,342
(Gain from) cost of disposal and retirement of property, plant and equipment	261	196	243
Restructuring charges	121,074	149,729	2,118
May 2021 Restructuring Plan:
Restructuring Cost and Reserve [Line Items]
Severance and benefits	0	129	(475)
(Gain from) cost of disposal and retirement of property, plant and equipment	0	(1,880)	60
Restructuring charges	0	(1,751)	(415)
June 2022 Restructuring Plan:
Restructuring Cost and Reserve [Line Items]
Severance and benefits	0	(348)	1,981
(Gain from) cost of disposal and retirement of property, plant and equipment	0	457	599
Other costs	(24)
Restructuring charges	(24)	109	2,580
September 2023 Restructuring Plan:
Restructuring Cost and Reserve [Line Items]
Provision for excess or obsolete inventories	2,573	24,278	0
Severance and benefits	5,320	12,745	0
Impairment and cost of disposal and retirement of long-lived assets, including right of use assets	3,548	74,480	0
Contract termination costs for capital expenditure	(8,973)	39,051	0
Other costs	272	817	0
Restructuring charges	2,740	151,371	0
September 2024 Restructuring Plan:
Restructuring Cost and Reserve [Line Items]
Provision for excess or obsolete inventories	2,347
Severance and benefits	14,606
(Gain from) cost of disposal and retirement of property, plant and equipment	99,866
Contract termination costs for capital expenditure	1,510
Other costs	29
Restructuring charges	118,358	0
Other Restructuring:
Restructuring Cost and Reserve [Line Items]
Severance and benefits	0	0	0
(Gain from) cost of disposal and retirement of property, plant and equipment	0	0	(47)
Other costs	0	0	0
Restructuring charges	$ 0	$ 0	$ (47)